INTANGIBLE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 86,612,636
Balance	90,337,299	$ 86,612,636
Costs
Disclosure of detailed information about intangible assets [line items]
Balance	89,589,343	2,984,231
Acquired through Verdelite and Naturals	5,041,192	86,103,549
Additions	1,610,255	501,563
Balance	96,240,790	89,589,343
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	2,976,707	132,376
Additions	2,926,784	2,844,331
Balance	5,903,491	2,976,707
Patents
Disclosure of detailed information about intangible assets [line items]
Balance	368,531
Balance	746,340	368,531
Patents | Costs
Disclosure of detailed information about intangible assets [line items]
Balance	368,531	0
Acquired through Verdelite and Naturals	89,259	0
Additions	288,550	368,531
Balance	746,340	368,531
Patents | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Extraction Assets
Disclosure of detailed information about intangible assets [line items]
Balance	0
Balance	370,280	0
Extraction Assets | Costs
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Acquired through Verdelite and Naturals	0	0
Additions	370,280	0
Balance	370,280	0
Extraction Assets | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Distribution Right
Disclosure of detailed information about intangible assets [line items]
Balance	0
Balance	4,802,000	0
Distribution Right | Costs
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Acquired through Verdelite and Naturals	4,802,000	0
Additions	0	0
Balance	4,802,000	0
Distribution Right | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Health Canada License
Disclosure of detailed information about intangible assets [line items]
Balance	86,109,184
Balance	83,498,107	86,109,184
Health Canada License | Costs
Disclosure of detailed information about intangible assets [line items]
Balance	89,025,645	2,922,096
Acquired through Verdelite and Naturals	148,765	86,103,549
Additions	0	0
Balance	89,174,410	89,025,645
Health Canada License | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	2,916,461	87,446
Additions	2,759,842	2,829,015
Balance	5,676,303	2,916,461
Computer Software
Disclosure of detailed information about intangible assets [line items]
Balance	134,921
Balance	920,572	134,921
Computer Software | Costs
Disclosure of detailed information about intangible assets [line items]
Balance	195,167	62,135
Acquired through Verdelite and Naturals	1,168	0
Additions	951,425	133,032
Balance	1,147,760	195,167
Computer Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	60,246	44,930
Additions	166,942	15,316
Balance	$ 227,188	$ 60,246